Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Current Assets
Cash & cash equivalents	$ 77,022	$ 37,763
Trade & other receivables	3,934	50,366
Prepayments	16,845	12,942
Total Current Assets	97,801	101,071
Non-Current Assets
Property, plant and equipment	871	1,084
Financial assets at fair value through other comprehensive income	2,516	2,321
Other non-current assets	3,330	3,361
Intangible assets	583,815	584,606
Total Non-Current Assets	590,532	591,372
Total Assets	688,333	692,443
Current Liabilities
Trade and other payables	25,120	18,921
Provisions	5,594	5,082
Borrowings	3,095
Total Current Liabilities	33,809	24,003
Non-Current Liabilities
Deferred tax liability	16,504	20,079
Deferred consideration	10,000
Provisions	43,076	42,956
Borrowings	60,387	59,397
Total Non-Current Liabilities	129,967	122,432
Total Liabilities	163,776	146,435
Net Assets	524,557	546,008
Equity
Issued Capital	909,235	889,481
Reserves	39,617	36,719
(Accumulated losses)/retained earnings	(424,295)	(380,192)
Total Equity	$ 524,557	$ 546,008